Available for Sale Debt Securities	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Available for Sale Debt Securities

5. Available for Sale Debt Securities

Series A Biohaven Preferred Shares

On April 5, 2019, RPIFT funded the purchase of 2,495 Series A Biohaven Preferred Shares from Biohaven at a price of $50,100.00 per preferred share, for a total of $125.0 million. The approval of Nurtec ODT (rimegepant) by the FDA in February 2020 results in a payment due to us of two times the original purchase price of the Series A Biohaven Preferred Shares payable in equal quarterly installments beginning on March 31, 2021 through December 31, 2024. In the three months ended March 31, 2021, we received our first payment from the quarterly redemption of the Series A Biohaven Preferred Shares. If Biohaven effects any change of control event, then we will have the option to cause Biohaven to redeem any outstanding Series A Biohaven Preferred Shares at a price equal to two times the original purchase price of the Series A Biohaven Preferred Shares. Biohaven may redeem at their election, any outstanding Series A Biohaven Preferred Shares at a price equal to two times the original purchase price. In the event that Biohaven defaults on any obligation to redeem Series A Biohaven Preferred Shares when required, the redemption amount shall accrue interest at the rate of 18% annually until the redemption price for such unredeemed Series A Biohaven Preferred Shares is paid in full, subject to applicable law. If any such default continues for at least one year, we will be entitled to convert all unredeemed Series A Biohaven Preferred Shares into common shares equal to the redemption price, plus accrued interest, divided by the five-day volume-weighted trading price immediately preceding the conversion date.

Series B Biohaven Preferred Shares

On August 7, 2020 we entered into a Series B Biohaven Preferred Share Purchase Agreement (“Series B Biohaven Preferred Share Agreement”) with Biohaven to purchase up to 3,992 shares of Series B Biohaven Preferred Shares at a price of $50,100 per preferred share (the “Commercial Launch Preferred Equity”), for a total of $200 million payable on a quarterly basis between March 31, 2021 and December 31, 2024. Our commitment to purchase the Series B Biohaven Preferred Shares is recognized as the Series B Forwards, as discussed in Note 3––Fair Value Measurements and Financial Instruments. In return, Biohaven will be required to redeem the Series B Biohaven Preferred Shares in a series of equal fixed quarterly payments between March 31, 2025 and December 31, 2030 at a price equal to approximately 1.8 times the original purchase price of the Series B Biohaven Preferred Shares. If Biohaven effects any change of control event, then we will have the option to cause Biohaven to issue to us all unissued Series B Preferred Shares and to redeem any outstanding Series B Biohaven Preferred Shares at a price equal to approximately 1.8 times the Series B original issue price per share. Biohaven may redeem at their election, any outstanding Series B Biohaven Preferred Shares at a price equal to approximately 1.8 times the Series B original issue price. In the event that Biohaven defaults on any obligation to redeem Series B Biohaven Preferred Shares, the redemption amount shall accrue interest on the applicable original issue price at the rate of 18% annually until the redemption price for such unredeemed Series B Biohaven Preferred Shares is paid in full, subject to applicable law. If any such default continues for at least one year, we will be entitled to convert any or all unredeemed Series B Biohaven Preferred Shares into common shares equal to the redemption price, plus accrued interest, divided by the five-day volume-weighted trading price immediately preceding the conversion date.

In the three months ended March 31, 2021, we began purchasing the Series B Biohaven Preferred Shares which are classified as Available for sale debt securities on the condensed consolidated balance sheet. We have elected the fair value option to account for the Series B Forwards and the Series B Biohaven Preferred Shares, which are recorded in aggregate on the condensed consolidated balance sheet as Available for sale debt securities. We believe the fair value option most accurately reflects the nature of the Series B Forwards and the associated Series B Biohaven Preferred Shares.

The table below summarizes our available for sale debt securities recorded at fair value as of March 31, 2021 and December 31, 2020 (in thousands):

	Cost	Unrealized gains	Fair Value (1)
As of March 31, 2021
Series A Biohaven Preferred Shares	$125,121	$78,779	$203,900
Series B Biohaven Preferred Shares	17,585	5,315	22,900
Series B Forwards	—	22,400	22,400

Total available for sale debt securities	$142,706	$106,494	$249,200

As of December 31, 2020
Series A Biohaven Preferred Shares	$125,121	$89,279	$214,400
Series B Forwards	—	18,600	18,600

Total available for sale debt securities	$125,121	$107,879	$233,000

(1)

As of March 31, 2021, $69.3 million and $134.6 million related to Series A Biohaven Preferred Shares are recorded in the current and non-current asset portion of Available for sale debt securities, respectively, on the condensed consolidated balance sheet. As of December 31, 2020, $70.0 million and $144.4 million related to the Series A Preferred Shares were recorded as the current and non-current asset portion of Available for sale debt securities, respectively, on the condensed consolidated balance sheet. As of March 31, 2021 and December 31, 2020, balances related to Series B Biohaven Preferred Shares and Series B Forwards are recorded in the non-current portion of Available for sale debt securities on the condensed consolidated balance sheets.

5. Available for Sale Debt Securities

A summary of our available for sale debt securities recorded at fair value is shown below as of December 31, 2020 and December 31, 2019 (in thousands):

	Cost	Unrealized gains	Fair Value (1)
As of December 31, 2020
Series A Biohaven Preferred Shares	$125,121	$89,279	$214,400

Total available for sale debt securities	$125,121	$89,279	$214,400

As of December 31, 2019
Series A Biohaven Preferred Shares	$125,121	$6,159	$131,280

Total available for sale debt securities	$125,121	$6,159	$131,280

(1)

As of December 31, 2020, $70.0 million and $144.4 million are recorded as the current and non-current asset portion of Available for sale debt securities, respectively, in the consolidated balance sheet. As of December 31, 2019, the entire balance of the Series A Biohaven Preferred Shares was recorded as a non-current asset.

Series A Biohaven Preferred Shares

On April 5, 2019, RPIFT funded the purchase of 2,495 Series A Biohaven Preferred Shares from Biohaven at a price of $50,100.00 per preferred share, for a total of $125.0 million. The approval of Nurtec ODT (rimegepant) by the FDA in February 2020 results in a payment due to us of two times the original purchase price of the Series A Biohaven Preferred Shares payable in equal quarterly installments beginning on March 31, 2021 through December 31, 2024. If Biohaven effects any change of control event, then we will have the option to cause Biohaven to redeem any outstanding Series A Biohaven Preferred Shares at a price equal to two times the original purchase price of the Series A Biohaven Preferred Shares. Biohaven may redeem at their election, any outstanding Series A Biohaven Preferred Shares at a price equal to two times the original purchase price. In the event that Biohaven defaults on any obligation to redeem Series A Biohaven Preferred Shares when required, the redemption amount shall accrue interest at the rate of 18% annually until the redemption price for such unredeemed Series A Biohaven Preferred Shares is paid in full, subject to applicable law. If any such default continues for at least one year, we will be entitled to convert all unredeemed Series A Biohaven Preferred Shares into common shares equal to the redemption price, plus accrued interest, divided by the five-day volume-weighted trading price immediately preceding the conversion date.

Series B Biohaven Preferred Shares

On August 7, 2020 we entered into a Series B Biohaven Preferred Share Purchase Agreement (“Series B Biohaven Preferred Share Agreement”) with Biohaven to purchase up to 3,992 shares of Series B Biohaven Preferred Shares at a price of $50,100 per preferred share (the “Commercial Launch Preferred Equity”), for a total of $200.0 million payable on a quarterly basis between March 31, 2021 and December 31, 2024. Our commitment to purchase the Series B Biohaven Preferred Shares is recognized as the Series B Forwards, as discussed in Note 3--Fair Value Measurements and Financial Instruments. In return, Biohaven will be required to redeem the Series B Biohaven Preferred Shares in a series of equal fixed quarterly payments between March 31, 2025 and December 31, 2030 at a price equal to approximately 1.8 times the original purchase price of the Series B Biohaven Preferred Shares. If Biohaven effects any change of control event, then we will have the option to cause Biohaven to issue to us all unissued Series B Preferred Shares and to redeem any outstanding Series B Biohaven Preferred Shares at a price equal to approximately 1.8 times the Series B original issue price per share. Biohaven may redeem at their election, any outstanding Series B Biohaven Preferred Shares at a price equal to approximately 1.8 times the Series B original issue price. In the event that Biohaven defaults on any obligation to redeem Series B Biohaven Preferred Shares, the redemption amount shall accrue interest on the applicable original issue price at the rate of 18% annually until the redemption price for such unredeemed Series B Biohaven Preferred Shares is paid in full, subject to applicable law. If any such default continues for at least one year, we will be entitled to convert any or all unredeemed Series B Biohaven Preferred Shares into common shares equal to the redemption price, plus accrued interest, divided by the five-day volume-weighted trading price immediately preceding the conversion date.

Upon the acquisition of the Series B Biohaven Preferred Shares, beginning on March 31, 2021, we will classify the Series B Biohaven Preferred Shares as available for sale debt securities. We have elected the fair value option to account for our Series B Forwards and will elect the fair value option for the Series B Biohaven Preferred Shares, when acquired. We believe the fair value option most accurately reflects the nature of the Series B Forwards and the associated Series B Biohaven Preferred Shares.

Tecfidera

In 2012 and 2013, RPIFT acquired interests in the earn-out payable to the former shareholders of Fumapharm AG. The Fumapharm earn-out primarily represents an indirect interest in Biogen’s sales of Tecfidera, an oral therapeutic for the treatment of relapsing-remitting multiple sclerosis. Our investment in the Tecfidera earn-out was classified as available for sale debt securities.

This investment was structured in the form of multiple potential milestone payments, of which all were earned as of December 31, 2018. The allocated cost of each milestone was derived using a third-party analysis based on projected sales over time, the future competitive landscape, the strength of the patents underlying the product and the prevailing interest rate environment. The $600.0 million milestone payments that RPIFT was entitled to receive based on sales during the year ended December 31, 2018 were recorded as a $419.5 million realized gain in the consolidated statements of comprehensive income and a $180.5 million reduction of the investment in Tecfidera recorded as available for sale securities at the balance sheet date. As of December 31, 2020 and 2019, we had no available for sale debt securities related to our investment in Tecfidera.